Restructuring Charges (Tables)	12 Months Ended
Dec. 31, 2017
Restructuring and Related Activities [Abstract]
Summary of Changes in Position of Restructuring Liabilities by Segment

The following table presents the changes in the position of restructuring liabilities in 2017 by segment:

	Balance January 1, 2017	Additions	Utilized	Released	Other changes(1)	Balance December 31, 2017
HPMS	148	7	(65)	(16)	12	86
SP	3	—	—	—	(3)	—
Corporate and Other	—	—	—	—	3	3

	151	7	(65)	(16)	12	89

(1)	Other changes primarily related to translation differences and internal transfers.

The total restructuring liability as of December 31, 2017 of $89 million is classified in the balance sheet under current liabilities ($74 million) and non-current liabilities ($15 million).

The utilization of the restructuring liabilities mainly reflects the execution of ongoing restructuring programs the Company initiated in earlier years.

The following table presents the changes in the position of restructuring liabilities in 2016 by segment:

	Balance January 1, 2016	Additions	Utilized	Released	Other changes(1)	Balance December 31, 2016
HPMS	234	52	(131)	(3)	(4)	148
SP	6	—	(2)	—	(1)	3
Corporate and Other	—	—		—	—	—

	240	52	(133)	(3)	(5)	151

(1)	Other changes primarily related to translation differences and internal transfers.

Components of Restructuring Charges Less Releases Recorded in Liabilities

The components of restructuring charges less releases recorded in the liabilities in 2017, 2016 and 2015 are as follows:

	2017	2016	2015
Personnel lay-off costs	7	52	239
Other exit costs	10	19	27
Release of provisions/accruals	(16)	(3)	(2)

Net restructuring charges	1	68	264

Restructuring Charges Less Releases Recorded in Liabilities Per Line Item in Statement of Operations

The restructuring charges less releases recorded in operating income are included in the following line items in the statement of operations:

	2017	2016	2015
Cost of revenue	3	18	18
Selling, general and administrative	10	9	155
Research & development	(12)	41	91

Net restructuring charges	1	68	264